Average Annual Total Returns - Class A - Thrivent Income Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A (after taxes on distributions) 1 Year	Class A (after taxes on distributions) 5 Years	Class A (after taxes on distributions) 10 Years	Class A (after taxes on distributions and redemptions) 1 Year	Class A (after taxes on distributions and redemptions) 5 Years	Class A (after taxes on distributions and redemptions) 10 Years	Bloomberg Barclays U.S. Corporate Bond Index(reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Corporate Bond Index(reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. Corporate Bond Index(reflects no deduction for fees, expenses or taxes) 10 Years
Total	6.55%	5.69%	4.93%	4.52%	4.12%	3.40%	4.05%	3.69%	3.13%	9.89%	6.74%	5.63%